ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025
Condensed Financial Statements, Captions [Line Items]
Convenience translation rate of USD1.00	6.9931
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Convenience translation rate of USD1.00	6.9931
Assets, Total [Member] | Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Percentage of consolidated net assets accounted by VIE and its subsidiaries	25.00%